Summary of Significant Accounting Policies - Schedule of Disaggregation of Revenue (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Category of Revenue:
Total revenues	$ 35,479,712	$ 6,087,457	$ 2,592,989
Tutorial service, logistic, consulting services and education related service [Member]
Category of Revenue:
Total revenues	1,611,711	2,237,040	2,592,989
E-commerce revenue and others [Member]
Category of Revenue:
Total revenues	33,868,001	3,850,417
Revenue recognized over time [Member]
Category of Revenue:
Total revenues	2,025,026	2,239,202	2,257,311
Revenue recognized at a point in time [Member]
Category of Revenue:
Total revenues	$ 33,454,686	$ 3,848,255	$ 335,678